Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information and Statement of IFRS Compliance [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities
Changes in the Group’s right of use assets in 2019 were as follows:

	Agricultural partnerships	Others	Total

At January 1, 2019
Adoption of IFRS 16	194,763	10,174	204,937
Exchange differences	1,582	(14,364)	(12,782)
Additions and re-measurement	60,770	30,296	91,066
Depreciation	(37,278)	(7,890)	(45,168)
Closing net book amount	219,837	18,216	238,053
The total of the right-of-use assets are included under such type in the Statement of Financial Position:

	Right of use	Lease liabilities
Closing balance as of December 31, 2018	—	—
Initial recognition	204,937	(204,937)
Reclassifications from Trade and other receivables, net	—	26,794
Opening balance as of January 1, 2019	204,937	(178,143)

Schedule of Initial Measurement of Lease Liability
Initial measurement of lease liability:

2019
Operating lease commitments disclosed as of December 31, 2018	9,508
Finance leases	595
(Less): short-term leases not recognised as a liability	(9,308)
Add: adjustments as a result of a different treatment	199,929
Add: adjustments relating to changes in the index or rate affecting variable payments	4,213
Initial recognition of lease liability	204,937